GUIDESTONE FUNDS
Supplement dated March 5, 2020
to
Prospectus dated May 1, 2019
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.         CHANGE TO PRINCIPAL INVESTMENT STRATEGIES FOR THE GLOBAL BOND FUND
Under the heading “Principal Investment Strategies” for the Global Bond Fund, on page 85, the fifth bullet point is deleted in its entirety and replaced with the following:
•	The average credit quality for the Fund’s portfolio will be greater than or equal to “Ba” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund may invest up to 30% of its assets in U.S. and non-U.S. (including emerging markets) below-investment grade securities (i.e., high yield securities or junk bonds) (“Baa” by Moody’s or the equivalent by S&P Global Ratings or Fitch). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers.
II.         PORTFOLIO MANAGER CHANGE FOR THE STRATEGIC ALTERNATIVES FUND
In the section “Sub-Advisers and Portfolio Managers” for the Strategic Alternatives Fund, on page 98, the disclosure for Goldman Sachs Asset Management, L.P. (“GSAM”) is deleted in its entirety and replaced with the following:

Goldman Sachs Asset Management, L.P.
Jonathon Orr, CFA Portfolio Manager	Since August 2018
Michael Swell Managing Director and Co-Head Global Lead Portfolio Management	Since February 2020
Under the heading “Sub-Advisers” for the Strategic Alternatives Fund, on page 182, the disclosure pertaining to GSAM is deleted in its entirety and replaced with the following:
Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282: GSAM serves as sub-adviser to an assigned portion of the Strategic Alternatives Fund. As of December 31, 2019, GSAM, along with its investment advisory affiliates, had approximately $1.7 trillion in assets under supervision (“AUS”). AUS includes assets under management and other client assets for which the firm does not have full discretion. There are seven investment strategy teams within the Global Fixed Income and Liquidity Solutions Team that are responsible for managing GSAM’s portion of the Strategic Alternatives Fund. The team is organized into a series of specialist teams that focus on generating and implementing investment ideas within their area of expertise. Ultimate accountability for the Strategic Alternatives Fund’s portfolio account resides with portfolio managers, Michael Swell, Managing Director and Co-Head Global Lead Portfolio Management, and Jonathon Orr, CFA, Portfolio Manager. Mr. Swell joined GSAM in 2007, and Mr. Orr has served as a portfolio manager for GSAM since 2015. Prior to this, Mr. Orr spent 10 years within the Securities Division of Goldman, Sachs & Co. where he headed the EMEA Team within Prime Brokerage Risk.
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III.         PORTFOLIO MANAGER CHANGE FOR THE DEFENSIVE MARKET STRATEGIES® FUND
In the section “Investment Adviser and Portfolio Managers” for the Defensive Market Strategies Fund, on page 105, the disclosure for GuideStone Capital Management, LLC is deleted in its entirety and replaced with the following:

GuideStone Capital Management, LLC
Matt L. Peden, CFA Vice President and Chief Investment Officer	Since September 2011
Brandon Pizzurro, CFP® Portfolio Manager	Since January 2020
In the section “Sub-Advisers and Portfolio Managers” for the Defensive Market Strategies Fund, on page 105, the disclosure for AQR Capital Management, LLC (“AQR”) is deleted in its entirety and replaced with the following:

AQR Capital Management, LLC
Michele L. Aghassi, Ph.D. Principal	Since March 2016
Andrea Frazzini, Ph.D. Principal	Since March 2016
Ronen Israel Principal	Since November 2019
Lars N. Nielsen Principal	Since November 2019
Under the heading “Sub-Advisers” for the Defensive Market Strategies Fund, on page 183, the disclosure pertaining to AQR is deleted in its entirety and replaced with the following:
AQR Capital Management, LLC (“AQR”), Two Greenwich Plaza, Greenwich, Connecticut 06830: AQR is a Delaware limited liability company formed in 1998. AQR provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts. AQR focuses on providing quantitative investment analysis, which relies on the firm’s proprietary models, utilizing a set of valuation, momentum and other factors, to generate views on securities and apply them in a disciplined and systematic process. As of December 31, 2019, AQR had approximately $186.0 billion in assets under management. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the assigned portion of the Defensive Market Strategies Fund are Michele L. Aghassi, Ph.D., Andrea Frazzini, Ph.D., Ronen Israel and Lars N. Nielsen, each a Principal of AQR. Dr. Aghassi has been at AQR since 2005, Dr. Frazzini has been at AQR since 2008, Mr. Israel has been at AQR since 1999 and Mr. Nielsen has been at AQR since 2000.

IV.         PORTFOLIO MANAGER CHANGE FOR THE EQUITY INDEX FUND
In the section “Sub-Adviser and Portfolio Managers” for the Equity Index Fund, on page 110, the disclosure for Legal & General Investment Management America, Inc. (“LGIMA”) is deleted in its entirety and replaced with the following:

Legal & General Investment Management America, Inc.
Brooke Adams Index Trader	Since September 2017
Aodhagán Byrne, CFA Senior Portfolio Manager	Since June 2016
Joe LaPorta Portfolio Manager	Since June 2016
Drew Miyawaki Head of Global Equity Trading	Since June 2016
Shaun Murphy, CFA Head of U.S. Index Funds	Since June 2016
Michael O’Connor Senior Portfolio Manager	Since October 2016
Craig Parker, CFA Portfolio Manager	Since January 2020
Taylor Williams Associate Trader	Since August 2018
Under the heading “Sub-Advisers” for the Equity Index Fund, on page 184, the disclosure pertaining to LGIMA is deleted in its entirety and replaced with the following:
Legal & General Investment Management America, Inc. (“LGIMA”), 71 South Wacker Drive, Suite 800, Chicago, Illinois 60606: LGIMA was founded in 2006 and is a wholly-owned subsidiary of Legal & General Investment Management United States (Holdings), Inc. that offers a range of strategies including indexed solutions. As of December 31, 2019, the firm had assets under management of approximately $218.8 billion. LGIMA uses a team approach to manage an assigned portion of the Equity Index Fund. The team consists of Shaun Murphy, CFA, Head of U.S. Index Funds, Aodhagán Byrne, CFA, Senior Portfolio Manager, Michael O’Connor, Senior Portfolio Manager, Joe LaPorta, Portfolio Manager, Craig Parker, CFA, Portfolio Manager, Drew Miyawaki, Head of Global Equity Trading, Brooke Adams, Index Trader, and Taylor Williams, Associate Trader. Mr. Murphy leads the North American equity portfolios team and joined the firm in 2013. Mr. Byrne serves as the back-up lead portfolio manager for North American mandates and joined the firm in 2014. Mr. O’Connor serves as the back-up portfolio manager for North American mandates, has been with the firm since 2016 and previously served as Head of International Equity at The Northern Trust Company. Mr. LaPorta serves as the back-up portfolio manager for North American mandates, has been with the firm since 2015 and transitioned from serving as a trader to Portfolio Manager in 2017. Mr. Parker serves as the back-up portfolio manager for North American mandates, has been with the firm since 2014 and transitioned from serving as an Operational Risk Analyst to the portfolio management team in 2018. Mr. Miyawaki has been with the firm since 2014. Ms. Adams has been with the firm since 2017, and prior to that, she was at PT Asset Management where she served as a trader/analyst. Ms. Williams has been with the firm since 2018, and prior to that, she was at PT Asset Management where she served as a Senior Advisor Consultant.

V.         PORTFOLIO MANAGER CHANGE FOR THE GLOBAL REAL ESTATE SECURITIES FUND
In the section “Sub-Advisers and Portfolio Managers” for the Global Real Estate Securities Fund, on page 115, the disclosure for Heitman Real Estate Securities LLC and Heitman International Real Estate Securities HK Limited (together, “Heitman”) is deleted in its entirety and replaced with the following:

Heitman Real Estate Securities LLC and Heitman International Real Estate Securities HK Limited
Jerry Ehlinger, CFA Senior Managing Director and Portfolio Manager – North America	Since December 2013
Karena Fung Senior Vice President and Portfolio Manager – Asia-Pacific	Since January 2019
Charles Harbin, CFA Senior Vice President and Portfolio Manager – North America	Since January 2020
Jason Lai, CFA Senior Vice President and Portfolio Manager – Asia Pacific	Since January 2020
Jacques Perdrix Senior Vice President and Portfolio Manager – Europe	Since November 2017
Mathew Spencer Senior Vice President and Portfolio Manager – North America	Since January 2020
Andreas Welter Senior Vice President and Portfolio Manager – Europe	Since November 2017
John White Senior Managing Director and Portfolio Manager – Asia-Pacific	Since September 2013
Jeffrey Yurk, CFA Senior Vice President and Portfolio Manager – North America	Since January 2020
Under the heading “Sub-Advisers” for the Global Real Estate Securities Fund, on page 184, the disclosure pertaining to Heitman is deleted in its entirety and replaced with the following:
Heitman Real Estate Securities LLC (“HRES”) and Heitman International Real Estate Securities HK Limited (“HIRES HK” and together with HRES, “Heitman”) are located at 191 North Wacker Drive, Suite 2500, Chicago, Illinois 60606, and at 10/F LHT Tower, 31 Queen’s Road, Central, Hong Kong, respectively. HRES and HIRES HK are affiliated companies under common control jointly managing an assigned portion of the Global Real Estate Securities Fund, with HRES primarily responsible for the portfolio account and HIRES HK responsible for providing advice regarding management of foreign real estate securities investments. Heitman LLC, the parent of Heitman, was founded in 1966 in Chicago and had approximately $45.5 billion in assets under management as of December 31, 2019. Heitman’s real estate securities team consists of over 20 investment professionals situated in offices around the globe. The team is led by nine portfolio managers: Jerry Ehlinger, CFA, Senior Managing Director and Portfolio Manager – North America; Charles Harbin, CFA, Senior Vice President and Portfolio Manager – North America; Mathew Spencer, Senior Vice President and Portfolio Manager – North America; Jeffrey Yurk, CFA, Senior Vice President and Portfolio Manager – North America; Karena Fung, Senior Vice President and Portfolio Manager – Asia-Pacific; Jason Lai, CFA, Senior Vice President and Portfolio Manager – Asia Pacific; John White, Senior Managing Director and Portfolio Manager – Asia-Pacific; Jacques Perdrix, Senior Vice President and Portfolio Manager – Europe; and Andreas Welter, Senior Vice President and Portfolio Manager – Europe. The nine portfolio managers work to carry out the firm’s highly specialized investment process and are responsible for defining the global investment themes and risk management. Messrs. Ehlinger, Harbin, Spencer, Yurk, White, Perdrix and Welter and Ms. Fung have five years or more service with Heitman. Mr. Lai has been with Heitman since 2017, and prior to Heitman, he served at Fidelity International since 2013.

VI.         FEES AND EXPENSES CHANGES FOR THE VALUE EQUITY FUND
Under the heading “Fees and Expenses” for the Value Equity Fund, on page 116, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.59%	0.59%
Other expenses	0.04%	0.30%
Total annual Fund operating expenses	0.63%	0.89%
(1)	The management fee has been restated to reflect the estimated management fee for the current fiscal year.
Under the heading “Fees and Expenses” for the Value Equity Fund, on page 116, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$ 64	$ 91
3 Years	$202	$ 284
5 Years	$351	$ 493
10 Years	$786	$1,096
VII.         NEW SUB-ADVISER FOR THE VALUE EQUITY FUND
Effective at the close of business on March 4, 2020, AJO, LP (“AJO”) no longer serves as sub-adviser to the Value Equity Fund, and at that time, all references to AJO are deleted in their entirety. Effective on or about March 16, 2020, The London Company of Virginia, LLC (“London Company”) is appointed as a new sub-adviser to the Value Equity Fund. In addition, the following changes are made:
In the section “Sub-Advisers and Portfolio Managers” for the Value Equity Fund, on page 120, the following disclosure is added in alphabetical order:

The London Company of Virginia, LLC
J. Brian Campbell, CFA Principal and Portfolio Manager	Since March 2020
Mark E. DeVaul, CFA, CPA Principal and Portfolio Manager	Since March 2020
Stephen M. Goddard, CFA Founder, Chief Investment Officer and Lead Portfolio Manager	Since March 2020
Samuel D. Hutchings, CFA Principal and Portfolio Manager	Since March 2020
Jonathan T. Moody, CFA Principal and Portfolio Manager	Since March 2020
Under the heading “Sub-Advisers” for the Value Equity Fund, beginning on page 185, the following disclosure pertaining to the London Company is added in alphabetical order:
The London Company of Virginia, LLC (“London Company”), 1800 Bayberry Court, Suite 301, Richmond, Virginia 23226: The London Company is a registered investment adviser founded in 1994, is majority employee owned and is focused on managing primarily domestic equities with a conservative, long term orientation. As of December 31, 2019, the London Company had approximately $10.3 billion in assets under management. The London Company uses a team approach to manage any assigned portion of the Value Equity Fund. The team includes Stephen
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M. Goddard, CFA®, Founder, Chief Investment Officer and Lead Portfolio Manager, Jonathan T. Moody, CFA®, Principal and Portfolio Manager, J. Brian Campbell, CFA®, Principal and Portfolio Manager, Samuel D. Hutchings, CFA®, Principal and Portfolio Manager and Mark E. DeVaul, CFA®, CPA, Principal and Portfolio Manager. Mr. Goddard founded the firm in 1994, and Messrs. Moody, Campbell and DeVaul have been with the London Company for more than five years. Mr. Hutchings joined the London Company in 2015, and prior to that, he was a Senior Consultant for FactSet Research Systems and a Research Associate at Eaton Vance Investment Managers.
VIII.         PORTFOLIO MANAGER CHANGE FOR THE VALUE EQUITY FUND
In the section “Sub-Advisers and Portfolio Managers” for the Value Equity Fund, on page 120, the disclosure for LGIMA is deleted in its entirety and replaced with the following:

Legal & General Investment Management America, Inc.
Brooke Adams Index Trader	Since September 2017
Aodhagán Byrne, CFA Senior Portfolio Manager	Since June 2016
Joe LaPorta Portfolio Manager	Since June 2016
Drew Miyawaki Head of Global Equity Trading	Since June 2016
Shaun Murphy, CFA Head of U.S. Index Funds	Since June 2016
Michael O’Connor Senior Portfolio Manager	Since October 2016
Craig Parker, CFA Portfolio Manager	Since January 2020
Taylor Williams Associate Trader	Since August 2018
Under the heading “Sub-Advisers” for the Value Equity Fund, beginning on page 185, the disclosure pertaining to LGIMA is deleted in its entirety and replaced with the following:
Legal & General Investment Management America, Inc. (“LGIMA”), 71 South Wacker Drive, Suite 800, Chicago, Illinois 60606: LGIMA was founded in 2006 and is a wholly-owned subsidiary of Legal & General Investment Management United States (Holdings), Inc. that offers a range of strategies including indexed solutions. As of December 31, 2019, the firm had assets under management of approximately $218.8 billion. LGIMA uses a team approach to manage an assigned portion of the Value Equity Fund. The team consists of Shaun Murphy, CFA, Head of U.S. Index Funds, Aodhagán Byrne, CFA, Senior Portfolio Manager, Michael O’Connor, Senior Portfolio Manager, Joe LaPorta, Portfolio Manager, Craig Parker, CFA, Portfolio Manager, Drew Miyawaki, Head of Global Equity Trading, Brooke Adams, Index Trader and Taylor Williams, Associate Trader. Mr. Murphy leads the North American equity portfolios team and joined the firm in 2013. Mr. Byrne serves as the back-up lead portfolio manager for North American mandates and joined the firm in 2014. Mr. O’Connor serves as the back-up portfolio manager for North American mandates, has been with the firm since 2016 and previously served as Head of International Equity at The Northern Trust Company. Mr. LaPorta serves as the back-up portfolio manager for North American mandates, has been with the firm since 2015 and transitioned from serving as a trader to Portfolio Manager in 2017. Mr. Parker serves as the back-up portfolio manager for North American mandates, has been with the firm since 2014 and transitioned from serving as an Operational Risk Analyst to the portfolio management team in 2018. Mr. Miyawaki has been with the firm since 2014. Ms. Adams has been with the firm since 2017, and prior to that, she was at PT Asset Management where she served as a trader/analyst. Ms. Williams has been with the firm since 2018, and prior to that, she was at PT Asset Management where she served as a Senior Advisor Consultant.

IX.         FEES AND EXPENSES CHANGES FOR THE SMALL CAP EQUITY FUND
Under the heading “Fees and Expenses” for the Small Cap Equity Fund, on page 126, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee(1)	0.92%	0.92%
Other expenses	0.06%	0.32%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.99%	1.25%
Under the heading “Fees and Expenses” for the Small Cap Equity Fund, on page 126, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$ 101	$ 127
3 Years	$ 315	$ 397
5 Years	$ 547	$ 686
10 Years	$1,213	$1,511
X.         SUB-ADVISER CHANGE FOR THE SMALL CAP EQUITY FUND
Effective at the close of business on March 9, 2020, AJO no longer serves as sub-adviser to the Small Cap Equity Fund. At that time, all references to AJO are deleted in their entirety.
XI.         PORTFOLIO MANAGER CHANGE FOR THE INTERNATIONAL EQUITY INDEX FUND
In the section “Sub-Adviser and Portfolio Managers” for the International Equity Index Fund, on page 135, the disclosure for LGIMA is deleted in its entirety and replaced with the following:

Legal & General Investment Management America, Inc.
Brooke Adams Index Trader	Since September 2017
Aodhagán Byrne, CFA Senior Portfolio Manager	Since June 2016
Joe LaPorta Portfolio Manager	Since June 2016
Drew Miyawaki Head of Global Equity Trading	Since June 2016
Shaun Murphy, CFA Head of U.S. Index Funds	Since June 2016
Michael O’Connor Senior Portfolio Manager	Since October 2016
Craig Parker, CFA Portfolio Manager	Since January 2020
Taylor Williams Associate Trader	Since August 2018

Under the heading “Sub-Advisers” for the International Equity Index Fund, on page 187, the disclosure pertaining to LGIMA is deleted in its entirety and replaced with the following:
Legal & General Investment Management America, Inc. (“LGIMA”), 71 South Wacker Drive, Suite 800, Chicago, Illinois 60606: LGIMA was founded in 2006 and is a wholly-owned subsidiary of Legal & General Investment Management United States (Holdings), Inc. that offers a range of strategies including indexed solutions. As of December 31, 2019, the firm had assets under management of approximately $218.8 billion. LGIMA uses a team approach to manage an assigned portion of the International Equity Index Fund. The team consists of Shaun Murphy, CFA, Head of U.S. Index Funds, Aodhagán Byrne, CFA, Senior Portfolio Manager, Michael O’Connor, Senior Portfolio Manager, Joe LaPorta, Portfolio Manager, Craig Parker, CFA, Portfolio Manager, Drew Miyawaki, Head of Global Equity Trading, Brooke Adams, Index Trader and Taylor Williams, Associate Trader. Mr. Murphy leads the International equity portfolios team and joined the firm in 2013. Mr. Byrne serves as the back-up lead portfolio manager for International equity mandates and joined the firm in 2014. Mr. O’Connor serves as the back-up portfolio manager for International equity mandates, has been with the firm since 2016 and previously served as Head of International Equity at The Northern Trust Company. Mr. LaPorta serves as the back-up portfolio manager for North American mandates, has been with the firm since 2015 and transitioned from serving as a trader to Portfolio Manager in 2017. Mr. Parker serves as the back-up portfolio manager for North American mandates, has been with the firm since 2014 and transitioned from serving as an Operational Risk Analyst to the portfolio management team in 2018. Mr. Miyawaki has been with the firm since 2014. Ms. Adams has been with the firm since 2017, and prior to that, she was at PT Asset Management where she served as a trader/analyst. Ms. Williams has been with the firm since 2018, and prior to that, she was at PT Asset Management where she served as a Senior Advisor Consultant.
XII.         PORTFOLIO MANAGER CHANGE FOR THE INTERNATIONAL EQUITY FUND
In the section “Sub-Advisers and Portfolio Managers” for the International Equity Fund, beginning on page 140, the disclosures for AQR and Mondrian Investment Partners Ltd. (“Mondrian”) are deleted in their entirety and replaced with the following:

AQR Capital Management, LLC
Clifford S. Asness, Ph.D. Managing and Founding Principal	Since March 2008
Andrea Frazzini, Ph.D. Principal	Since November 2019
Ronen Israel Principal	Since November 2019
Michael Katz, Ph.D. Principal	Since March 2016
John M. Liew, Ph.D. Founding Principal	Since March 2008
Lars N. Nielsen Principal	Since November 2019

Mondrian Investment Partners Ltd.
Nigel Bliss Senior Portfolio Manager	Since August 2001
Christopher Davis, CFA Portfolio Manager	Since June 2019
Elizabeth Desmond, CFA Director, Deputy Chief Executive Officer and Chief Investment Officer – International Equities	Since August 2001
Steven Dutaut, CFA Senior Portfolio Manager	Since May 2016
Alex Simcox, CFA Senior Portfolio Manager	Since May 2016
Under the heading “Sub-Advisers” for the International Equity Fund, on page 188, the disclosures pertaining to AQR and Mondrian are deleted in their entirety and replaced with the following:
AQR Capital Management, LLC (“AQR”), Two Greenwich Plaza, Greenwich, Connecticut 06830: AQR is a Delaware limited liability company formed in 1998. AQR provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts. AQR focuses on providing quantitative investment analysis, which relies on the firm’s proprietary models, utilizing a set of valuation, momentum, and other factors, to generate views on securities and apply them in a disciplined and systematic process. As of December 31, 2019, AQR had approximately $186.0 billion in assets under management. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the assigned portion of the International Equity Fund are Clifford S. Asness, Ph.D., John M. Liew, Ph.D., Andrea Frazzini, Ph.D., Ronen Israel, Michael Katz, Ph.D., and Lars N. Nielsen. Dr. Asness is the Managing and Founding Principal of AQR. Dr. Liew is a Founding Principal of AQR. Doctors Frazzini and Katz and Messrs. Israel and Nielsen are each Principals of AQR. Doctors Asness and Liew have been at AQR since the firm’s inception in 1998, Dr. Frazzini has been at AQR since 2008, Mr. Israel has been at AQR since 1999, Dr. Katz has been at AQR since 2007 and Mr. Nielsen has been at AQR since 2000.
Mondrian Investment Partners Ltd. (“Mondrian”), 10 Gresham, London, EC2V 7JD, United Kingdom: Mondrian is a limited liability company organized under the laws of England and Wales in 1990 and is authorized as an investment manager with the U.K. Financial Conduct Authority and registered as an investment adviser with the SEC. Mondrian is 100% employee owned through Atlantic Value Investment Partnership, L.P. Mondrian is a value-oriented, global equity and fixed-income manager serving primarily institutional clients. The firm uses a team-based approach to investment analysis and portfolio construction to manage an assigned portion of the International Equity Fund. With approximately $54.4 billion in assets under management as of December 31, 2019, Mondrian is amongst the largest active managers of international and global assets for U.S. institutional investors. Mondrian’s equity team consists of approximately 40 dedicated investment professionals, with all fund managers having analyst responsibilities. Mondrian’s portfolios are managed on a team basis through the Equity Strategy Committee. Individual account assignments are assigned to a lead portfolio manager and a clearly identified back-up portfolio manager. The portfolio managers assigned to the International Equity Fund are Elizabeth Desmond, CFA, Director, Deputy Chief Executive Officer and Chief Investment Officer – International Equities; Nigel Bliss, Senior Portfolio Manager; Steven Dutaut, CFA, Senior Portfolio Manager; Alex Simcox, CFA, Senior Portfolio Manager; and Christopher Davis, CFA, Portfolio Manager. Ms. Desmond has been with Mondrian for 28 years, is responsible for portfolio management and research and is a member of the Equity Strategy Committee. Mr. Bliss has been with Mondrian for 24 years, is responsible for research and portfolio management and is a member of the International Equity Strategy Committee. Messrs. Dutaut and Simcox have each been with Mondrian for 12 years, are responsible for research and portfolio management and are members of the International Equity Strategy Committee. Mr. Davis has been with Mondrian for five years and is responsible for research and portfolio management.

XIII.         PORTFOLIO MANAGER FOR THE EMERGING MARKETS EQUITY FUND
In the section “Sub-Advisers and Portfolio Managers” for the Emerging Markets Equity Fund, on page 147, the disclosure for AQR is deleted in its entirety and replaced with the following:

AQR Capital Management, LLC
Michele L. Aghassi, Ph.D. Principal	Since March 2016
Andrea Frazzini, Ph.D. Principal	Since March 2016
Ronen Israel Principal	Since November 2019
Michael Katz, Ph.D. Principal	Since March 2016
Lars N. Nielsen Principal	Since November 2019
Under the heading “Sub-Advisers” for the Emerging Markets Equity Fund, on page 189, the disclosure pertaining to AQR is deleted in its entirety and replaced with the following:
AQR Capital Management, LLC (“AQR”), Two Greenwich Plaza, Greenwich, Connecticut 06830: AQR is a Delaware limited liability company formed in 1998. AQR provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts. AQR focuses on providing quantitative investment analysis, which relies on the firm’s proprietary models, utilizing a set of valuation, momentum, and other factors, to generate views on securities and apply them in a disciplined and systematic process. As of December 31, 2019, AQR had approximately $186.0 billion in assets under management. The portfolio managers who are jointly and primarily responsible for the day-to-day management of assigned portions of the Emerging Markets Equity Fund are Michele L. Aghassi, Ph.D., Andrea Frazzini, Ph.D., Ronen Israel, Michael Katz, Ph.D., and Lars N. Nielsen, each a Principal of AQR. Dr. Aghassi has been at AQR since 2005, Dr. Frazzini has been at AQR since 2008, Mr. Israel has been at AQR since 1999, Dr. Katz has been at AQR since 2007 and Mr. Nielsen has been at AQR since 2000.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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GUIDESTONE FUNDS
Supplement dated March 5, 2020
to
Statement of Additional Information (“SAI”) dated May 1, 2019
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.         CHANGE TO DESCRIPTION OF INVESTMENTS AND RISKS
Under the heading “Description of Investments and Risks,” on page 27, the first paragraph of the section entitled High Yield, High Risk Securities is deleted in its entirety and replaced with the following:
High Yield, High Risk Securities. The Bond Funds may invest their assets in fixed-income securities that are rated below investment grade (“lower rated securities”) or that are unrated but deemed equivalent to those rated below investment grade by the Sub-Adviser as follows: Low-Duration Bond Fund up to 15%; Medium-Duration Bond Fund up to 10%; Extended-Duration Bond Fund up to 20%; and Global Bond Fund up to 30%. In addition, the Strategic Alternatives Fund and the Defensive Market Strategies Fund may invest up to 40% and 50%, respectively, of each of their assets in lower rated securities or that are unrated but deemed equivalent to those rated below investment grade by the Sub-Adviser. The lower the ratings of such securities, the greater their risks. Lower rated securities generally offer a higher current yield than that available from higher grade issues and typically involve greater risk.
II.         ADDITION OF TRUSTEE TO BOARD OF TRUSTEES
Effective May 1, 2020, the SAI is hereby amended to add Thomas G. Evans as a member of the Board of Trustees of GuideStone Funds. Mr. Evans will be an independent Trustee, as he is not an “interested person” of the Trust, as the term “interested person” is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.
Under the heading “Management of the Funds,” on page 53, the section entitled The Board of Trustees is deleted in its entirety and replaced with the following:
The Board of Trustees. The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to oversee the management of the Trust. The Board meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. Only shareholders of the Trust, by a vote of a majority of the outstanding shares, may fill vacancies or otherwise elect a Trustee. The Board is comprised of nine individuals, two of whom are considered “interested” Trustees as defined by the 1940 Act due to their positions on the Board of Trustees of GuideStone Financial Resources. The remaining Trustees are deemed not to be “interested persons” of the Trust as defined by Section 2(a)(19) of the 1940 Act (“Independent Trustees”).
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Under the section entitled Information About Each Trustee’s Qualifications, Experience, Attributes or Skills, beginning on page 54, the following information is added in alphabetical order to the portion of the table listing the Independent Trustees:
Name (Year of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past 5 Years[2]
INDEPENDENT TRUSTEES
Thomas G. Evans (1961) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Trustee	Since 2020	Owner, Encompass Financial Services, Inc., 1985 – present.	24	None
(1)	Each Independent Trustee serves until his or her resignation, removal or mandatory retirement. Each Interested Trustee serves until his or her resignation, removal or mandatory retirement or until he or she ceases to be a member of the Board of Trustees of GuideStone Financial Resources. All Trustees must retire at the end of the calendar year in which they attain the age of 80 or after achieving 10 years of service, whichever occurs last. Officers serve at the pleasure of the Board of Trustees.
(2)	Directorships not included in the GuideStone Funds complex that are held by a director in any company with a class of securities registered pursuant to section 12 of the Securities Exchange Act of 1934 or any company registered as an investment company under the 1940 Act.
Also in the section entitled Information About Each Trustee’s Qualifications, Experience, Attributes or Skills, beginning on page 54, the following paragraph is added in alphabetical order:
Thomas G. Evans. Mr. Evans is Owner of Encompass Financial Services, Inc. He currently serves on the Board of Directors for i2E and as Secretary, Treasurer and Chairman of the Finance Committee on the Board of Directors for Leadership Oklahoma. Mr. Evans has also served as Chairman of the Board of Directors for the Baptist Foundation of Oklahoma and a member of the Board of Trustees of the Pioneer Spirit Foundation. Mr. Evans holds a Bachelor of Science degree in Business Administration from Northwestern Oklahoma State University and Master of Business Administration degree from Marylhurst University. Mr. Evans was previously a member of the Board of Directors of GuideStone Capital Management, the Board of Trustees of GuideStone Financial Resources and an Interested Trustee of the Board of Trustees of the Trust.
The section entitled Audit Committee, on page 58, is deleted in its entirety and replaced with the following:
Audit Committee. The Board has an Audit Committee comprised only of the Independent Trustees, Messrs. Evans (upon commencement of his service on the Board), George, Hartis, Hazel, McMillan, Morgan and Murff. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) appoint the Trust’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements, which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. During the fiscal year ended December 31, 2018, there were three meetings of the Audit Committee.
The section entitled Nominating Committee, on page 59, is deleted in its entirety and replaced with the following:
Nominating Committee. The Board has a Nominating Committee, comprised only of the Independent Trustees, Messrs. Evans (upon commencement of his service on the Board), George, Hartis, Hazel, McMillan, Morgan and Murff. Pursuant to its charter, the Nominating Committee is responsible for the nomination of candidates to serve as Trustees. The Trust’s governing documents provide that only shareholders, by a vote of a majority of the outstanding shares, may fill vacancies in the Board or otherwise elect a Trustee. The Trust documents further
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provide that the selection and nomination of persons to fill vacancies on the Board to serve as Independent Trustees shall be committed to the discretion of the Independent Trustees then serving, provided that shareholders may also nominate and select persons to serve in these positions. During the fiscal year ended December 31, 2018, there were three meetings of the Nominating Committee.
In the section entitled Security and Other Interests, beginning on page 59, the following information is added in alphabetical order to the portion of the table listing the Independent Trustees, which is current as of December 31, 2019:
Name of Trustee	Dollar Range of Equity Securities in each Series of the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies
INDEPENDENT TRUSTEES
Thomas G. Evans	Over $100,000 in the MyDestination 2025 Fund	Over $100,000
In the section entitled Security and Other Interests, beginning on page 59, the first paragraph after the table is deleted in its entirety and replaced with the following:
As a group, the Trustees and officers of the Trust owned less than 1% of each Class of a Fund, as of December 31, 2019.
III.         CHANGE TO MANAGEMENT OF THE FUNDS
The section entitled Compliance and Risk Committee, on page 58, is deleted in its entirety and replaced with the following:
Compliance and Risk Committee. The Board has a Compliance and Risk Committee comprised of Mr. Evans (upon commencement of his service on the Board) and Messrs. Hartis and Morgan and Dr. Hahn, the majority of whom are Independent Trustees. Pursuant to its charter, the Compliance and Risk Committee has the responsibility, among other things, to (1) oversee generally the management of the Trust’s operational, information security, compliance, regulatory, strategic, reputational and other risks; (2) oversee generally matters relating to the Trust’s compliance controls and related policies and procedures; and (3) act as a liaison between the chief compliance officer of the Trust and the full Board when necessary and appropriate. The Compliance and Risk Committee was established in February 2015. During the fiscal year ended December 31, 2018, there were four meetings of the Compliance and Risk Committee.
The section entitled Investment Management Committee, on page 59, is deleted in its entirety and replaced with the following:
Investment Management Committee. The Board has an Investment Management Committee comprised of only Independent Trustees, Messrs. George, Hazel, McMillan and Murff. Pursuant to its charter, the Investment Management Committee has the responsibility, among other things, to (1) review information in consideration of investment advisory and sub-advisory agreements; (2) make recommendations to the Board regarding the initial approval, reapproval or termination of investment advisory or sub-advisory agreements; (3) monitor sub-advisers to identify those that may require review by the Trust’s management or further discussion or review by the Board; and (4) serve as a liaison between the Trust’s management and the Board involving changes in Fund investment objectives and strategies, changes at the Adviser or Sub-Advisers and other material developments related to the investment management of the Funds that may warrant Board consideration. The Investment Management Committee was established in August 2011. During the fiscal year ended December 31, 2018, there were four meetings of the Investment Management Committee.
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IV.         SUB-ADVISER CHANGES FOR THE VALUE EQUITY FUND
Effective at the close of business on March 4, 2020, AJO, LP (“AJO”) no longer serves as sub-adviser to the Value Equity Fund, and at that time, all references to AJO are deleted in their entirety. Effective on or about March 16, 2020, The London Company of Virginia, LLC (“London Company”) is appointed as a sub-adviser to the Value Equity Fund. In addition, the following changes are made:
In the section disclosing “Control Persons of Sub-Advisers” for the Value Equity Fund, beginning on page 68, the following paragraph is added in alphabetical order:
The London Company of Virginia, LLC (“London Company”), 1800 Bayberry Court, Suite 301, Richmond, Virginia 23226: The London Company is an independent, majority employee-owned registered investment adviser founded in 1994. Stephen M. Goddard, CFA®, is the majority owner of the firm, and LPC London, LP, an affiliate of Lincoln Peak Capital, owns a minority (non-controlling) equity investment in the London Company. Lincoln Peak Capital is a private investment firm that specializes in partnering with investment management firms to help preserve their independence and facilitate equity transitions within a firm to key next generation management members.
In the section disclosing Portfolio Manager Compensation, beginning on page 81, the following disclosure pertaining to the London Company is added in alphabetical order. This information is current as of December 31, 2019.
The London Company of Virginia, LLC (“London Company”). Portfolio managers are compensated with a combination of salary and bonus. Investment professionals are evaluated on specific responsibilities that include investment recommendations, quality of research, client retention and overall contribution to the firm. Annual reviews are given and above average compensation increases plus bonuses are targeted with firm growth and individual performance. There are no specific incentive arrangements for performance attached to the London Company’s assigned portion of the Value Equity Fund. A substantial portion of a portfolio manager’s compensation is not tied to performance of the accounts he or she manages.
In the “Appendix B – Descriptions of Proxy Voting Procedures,” the following disclosure is added in alphabetical order:
The London Company of Virginia, LLC (“London Company”). The London Company acts as discretionary investment adviser for various clients and the authority to vote proxies is established through the delegation of discretionary authority under the firm’s investment advisory contracts with clients. Therefore, unless a client reserves the right, in writing, to vote its own proxies, the London Company will vote all proxies in a timely manner as part of the firm’s full discretionary authority over client assets in accordance with the Proxy Voting Policies and Procedures (the “Procedures”). When voting proxies, the London Company’s utmost concern is that all decisions be made solely in the best interest of the client and will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client’s account.
The London Company’s Proxy Voting Committee (the “Committee”) meets periodically to monitor the firm’s overall adherence to the current policies and procedures, as well as provide advice for the revisions thereof. The Committee also reviews the rationale for proxy votes not covered by the Procedures, or that present a potential conflict of interest. Where a proxy proposal raises a material conflict between the London Company’s interests and a client’s interest, the London Company will resolve the matter on a case-by-case basis by abstaining from the vote, voting in accordance with the guidelines set forth by the proxy voting service or vote the way the London Company feels is in the best interest of the client. In certain circumstances, in accordance with a client’s investment advisory contract (or other written directive) or where the London Company has determined that it is in
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the client’s best interest, the firm will not vote proxies received. The following are certain circumstances where the London Company will limit the firm’s role in voting proxies:
•	Client Maintains Proxy Voting Authority. Where a client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the London Company will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the London Company, the proxy will promptly be forwarded to the client or specified third party.
•	Terminated Account. Once a client account has been terminated with the London Company, in accordance with the investment advisory agreement, the firm will not vote any proxies received after the termination. However, the client may choose to specify, in writing, that proxies should be directed to the client (or a specified third party) for action. There may be occurrences in which a proxy may be voted by the London Company for a terminated account (i.e., the record date of a proxy vote occurs prior to termination).
•	Limited Value. If the London Company determines that the value of a client’s economic interest, or portfolio holding, is indeterminable or insignificant, the firm may abstain from voting proxies.
•	Securities Lending Programs. When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. However, where the London Company determines that a proxy vote (or other shareholder action) is materially important to the client’s account, the firm may recall the security for purposes of voting.
•	Unjustifiable Costs. In certain circumstances, after doing a cost-benefit analysis, the London Company may abstain from voting where the cost of voting a client’s proxy would exceed any anticipated benefits to the client of the proxy proposal.
•	Paper Ballot Does Not Arrive in the Mail. On occasion, a paper ballot will not arrive in the mail until after the voting deadline. In this circumstance, the London Company is unable to vote the client’s proxy.
In accordance with Rule 204-2 under the Investment Advisers Act of 1940, the London Company will maintain for the time periods set forth in the Rule (i) these Procedures, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the London Company may rely on the proxy statement filed on EDGAR as the firm’s records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the London Company that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.
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V.         CHANGES TO OTHER ACCOUNTS MANAGED
The Other Accounts Managed table, beginning on page 72, is amended as follows to update the disclosures for AQR Capital Management, LLC, Goldman Sachs Asset Management, L.P., Heitman Real Estate Securities LLC and Heitman International Real Estate Securities HK Limited, Legal & General Investment Management America, Inc, the London Company and Mondrian Investment Partners Ltd. The information is current as of December 31, 2018, except as otherwise noted.
Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the
							performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
AQR Capital Management, LLC
Michele L. Aghassi, Ph.D.	17	$ 10,946	19	$ 10,294	14	$ 4,421	N/A	N/A	16	$ 7,924	4	$ 1,506
Clifford S. Asness, Ph.D.	27	$ 18,219	42	$ 22,806	67	$ 31,700	N/A	N/A	40	$20,981	25	$ 9,737
Andrea Frazzini, Ph.D.	33	$ 19,422	29	$ 16,366	35	$ 17,408	N/A	N/A	26	$13,996	9	$ 1,968
Ronen Israel†	27	$ 12,502	51	$ 21,013	49	$ 25,402	N/A	N/A	46	$18,585	17	$ 7,838
Michael Katz, Ph.D.	9	$ 6,440	23	$ 10,683	4	$ 1,510	N/A	N/A	22	$10,628	2	$ 497
John M. Liew, Ph.D.	17	$ 13,267	32	$ 16,958	31	$ 14,086	N/A	N/A	31	$15,436	10	$ 5,472
Lars N. Nielsen†	28	$ 12,656	51	$ 21,013	49	$ 25,402	N/A	N/A	46	$18,585	17	$ 7,838
Goldman Sachs Asset Management, L.P.
Hiren Dasani, CFA	2	$ 1,366	4	$ 4,685	4	$ 359	N/A	N/A	N/A	N/A	N/A	N/A
Jonathon Orr, CFA	4	$ 2,065	54	$ 8,559	396	$ 11,021	N/A	N/A	3	$ 1,667	9	$ 4,409
Ashish Shah	61	$243,067	423	$251,570	4,129	$319,549	N/A	N/A	3	$ 1,667	48	$19,730
Michael Swell	61	$243,067	423	$251,570	4,129	$319,549	N/A	N/A	3	$ 1,667	48	$19,730
Basak Yavuz, CFA	3	$ 1,407	5	$ 3,065	3	$ 159	N/A	N/A	N/A	N/A	N/A	N/A
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Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the
							performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Heitman Real Estate Securities LLC and Heitman International Real Estate Securities HK Limited
Jerry Ehlinger, CFA	4	$ 179	17	$ 2,768	21	$ 2,275	N/A	N/A	N/A	N/A	3	$ 184
Karena Fung	1	$ 0	10	$ 925	8	$ 591	N/A	N/A	N/A	N/A	1	$ 4
Charles Harbin, CFA†	3	$ 274	18	$ 3,398	18	$ 2,457	N/A	N/A	N/A	N/A	2	$ 203
Jason Lai, CFA†	N/A	N/A	10	$ 910	5	$ 491	N/A	N/A	N/A	N/A	N/A	N/A
Jacques Perdrix	1	$ 0	11	$ 767	8	$ 398	N/A	N/A	N/A	N/A	1	$ 5
Mathew Spencer†	3	$ 274	18	$ 3,398	18	$ 2,457	N/A	N/A	N/A	N/A	2	$ 203
Andreas Welter	1	$ 0	11	$ 767	8	$ 398	N/A	N/A	N/A	N/A	1	$ 5
John White	1	$ 0	10	$ 925	8	$ 591	N/A	N/A	N/A	N/A	1	$ 4
Jeffrey Yurk, CFA†	3	$ 274	18	$ 3,398	18	$ 2,457	N/A	N/A	N/A	N/A	2	$ 203
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Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the
							performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Legal & General Investment Management America, Inc.*†	N/A	N/A	262	$ 24,878	23	$ 68,994	N/A	N/A	N/A	N/A	N/A	N/A
Brooke Adams
Aodhagán Byrne, CFA
Joe LaPorta
Drew Miyawaki
Shaun Murphy, CFA
Michael O’Connor
Craig Parker, CFA
Taylor Williams
The London Company of Virginia, LLC
J. Brian Campbell, CFA†	5	$ 3,639	N/A	N/A	549	$ 6,701	N/A	N/A	N/A	N/A	N/A	N/A
Mark E. DeVaul, CFA, CPA†	5	$ 3,639	N/A	N/A	549	$ 6,701	N/A	N/A	N/A	N/A	N/A	N/A
Stephen M. Goddard, CFA†	5	$ 3,639	N/A	N/A	549	$ 6,701	N/A	N/A	N/A	N/A	2	$ 7
Samuel D. Hutchings, CFA†	5	$ 3,639	N/A	N/A	549	$ 6,701	N/A	N/A	N/A	N/A	N/A	N/A
Jonathan T. Moody, CFA†	5	$ 3,639	N/A	N/A	549	$ 6,701	N/A	N/A	N/A	N/A	N/A	N/A
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Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the
							performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Mondrian Investment Partners Ltd.
Nigel Bliss	5	$ 3,432	4	$ 5,474	11	$ 5,225	N/A	N/A	N/A	N/A	N/A	N/A
Christopher Davis, CFA†	N/A	N/A	3	$ 911	21	$ 4,567	N/A	N/A	N/A	N/A	N/A	N/A
Elizabeth Desmond, CFA	5	$ 3,432	5	$ 5,079	18	$ 6,765	N/A	N/A	N/A	N/A	N/A	N/A
Steven Dutaut, CFA	2	$ 1,544	2	$ 4,671	15	$ 8,693	N/A	N/A	N/A	N/A	N/A	N/A
Alex Simcox, CFA	1	$ 1,199	3	$ 4,764	17	$ 4,693	N/A	N/A	N/A	N/A	N/A	N/A
† Information is current as of December 31, 2019.
* The Adviser or Sub-Adviser utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the day-to-day management of a portion of the accounts listed in each category.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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